SUPPLEMENT DATED JANUARY 1, 2001
TO
PROSPECTUS DATED NOVEMBER 1, 2000


This supplement replaces the pages in the prospectus for the John Hancock Vari-able Series Trust I that describe the "American Leaders Large Cap Value," "Mid Cap Value," "Small/Mid Cap Value" and "Core Bond" Funds:

 . The "American Leaders Large Cap Value" Fund has been renamed the "Large Cap
   Value CORE/SM/ II" Fund. Pages 2 and 3 describe the current subadviser and the current Goal and Strategy. In addition, "Large Cap Value CORE/SM/ II Fund" replaces "American Leaders Large Cap Value Fund" wherever else shown in the prospectus.

 . The "Mid Cap Value" Fund has been renamed the "Large/Mid Cap Value II"
   Fund. Pages 4 and 5 describe the current subadviser and the current Goal and Strategy. In addition, "Large/Mid Cap Value Fund II" replaces "Mid Cap Value Fund" wherever else shown in the prospectus.

 . The "Small/Mid Cap Value" Fund has been renamed the "Small Cap Value" Fund.
   Pages 6 and 7 describe the current subadviser and the current Goal and Strategy. Under the current Goal and Strategy, the Fund is categorized as a Small Cap Fund, as described in the prospectus section entitled "Your Investment Choices." In addition, all information in Appendix A to the pro-spectus concerning the "Premier Value Composite" should be disregarded and "Small Cap Value Fund" replaces "Small/Mid Cap Value Fund" wherever else shown in the prospectus.

 . The "Core Bond" Fund has been renamed the "Active Bond II" Fund. Pages 8 and 9 describe the current subadviser and the current Goal and Strategy. In addition, "Active Bond II Fund" replaces "Core Bond Fund" wherever else shown in the prospectus.


                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Large Cap Value CORE/SM/ II Fund
(Formerly American Leaders Large Cap Value Fund)

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quan-titative model. "CORE/SM/" is a service mark of Goldman, Sachs & Co. The manager identifies stocks that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 1000(R) Value Index.

Stocks are purchased that have:

 . Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book value and other fundamental accounting measures, and

 . favorable prospects for capital appreciation and/or dividend paying ability.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 1000(R) Value Index. The Fund is broadly diversified by industry.

The Fund normally invests in 100 to 250 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion
in assets at the end of 1999

FUND MANAGERS

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Melissa R. Brown
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Director of Quantitative Equity Research at Prudential Securities (1983-1998)

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1989

PAST PERFORMANCE

This is a new Fund. It was not in operation as of December 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific investment cate-gory may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation as of December 31, 1999.

Large/Mid Cap Value II Fund
(Formerly Mid Cap Value Fund)

GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for stocks with:

 . dividend yields greater than the Russell 1000(R) Value Index, and

 . price/book ratios lower than the Russell 1000(R) Value Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and industry weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 100 to 130 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion
in assets at the end of 1999

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                                1997      32.17%
                                1998     -11.33%
                                1999       5.52%


Best quarter: up 17.06%, third quarter 1997 Worst quarter: down 21.29%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.52% -0.11%
Life of fund  10.38% 13.54%

Index:Russell Mid Cap(TM) Value Index

(1) Began operations on May 1, 1996.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that in certain markets large cap and mid cap stocks will underperform small cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. His-torically, the Fund's turnover rate has been greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period       $10.00   $11.35   $13.87    $12.19
Income from investment operations:
 Net investment income (loss)                0.04     0.05     0.11      0.08
 Net realized and unrealized gain (loss)
  on investments*                            1.57     3.59    (1.68)     0.59
 Total from investment operations            1.61     3.64    (1.57)     0.67
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.04)   (0.05)   (0.11)    (0.08)
 Distributions from net realized gain on
  investments sold                          (0.22)   (1.07)     --        --
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                       $(0.26)  $(1.12)  $(0.11)    (0.08)
Net asset value, end of period             $11.35   $13.87   $12.19    $12.78
Total investment return                     16.18%   32.17%  (11.33)%    5.52%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,926  $64,973  $94,820   $92,150
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    0.96%     0.92%
Ratio of net investment income (loss) to
 average net assets (%)                      0.69%    0.53%    0.93%     0.64%
Turnover rate (%)                           62.99%   93.78%  173.33%   137.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.15% and 1.14% for the years ended December 31, 1996, and 1997, respectively.

Small Cap Value Fund
(Formerly Small/Mid Cap Value Fund)

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The manager employs a value approach in selecting stocks using proprietary fun-damental equity research. The manager generally looks for companies with:

 . Low price/earnings, price/book or price/cash flow ratios relative to small cap stocks, the company's peers, or its own historical norm.

 . Low stock price relative to a company's underlying asset values.

 . A sound balance sheet and other positive financial characteristics.

 . Catalysts with the potential for value realization such as beneficial manage-ment change, restructuring, or industry consolidation.

The Fund's sector exposures are a result of stock selection as opposed to pre-determined allocations. The Fund normally invests in 75 to 135 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 10% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs) and other U.S. dol-lar-denominated and U.S. traded securities of foreign companies and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billion
in assets at the end of 1999

FUND MANAGERS
Management by Investment
Advisory Committee

Preston G. Athey, CFA, CIC
-----------------
Managing Director of subadviser
Joined subadviser in 1978

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS
Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach car-ries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                       --
 Net realized and unrealized gain (loss) on investments*           0.49
 Total from investment operations                                  0.49
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.36)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.36)
Net asset value, end of period                                   $10.13
Total investment return                                            5.08%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $  550
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)   (0.12)%
Turnover rate (%)                                                 51.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61% for the year ended Decem-ber 31.

Active Bond II Fund
(Formerly Core Bond Fund)

GOAL AND STRATEGY

This is a bond fund that seeks income and growth in capital.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 25% of the Fund's assets in high yield bonds; and

 . no more than 25% of the Fund's assets in foreign securities, excluding Cana-dian securities.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating of "A" or high-er. The manager seeks to keep the Fund's interest rate sensitivity in line with the overall market as measured by the Lehman Brothers Aggregate Bond Index.

The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Associated with subadviser since 1985
Began career in 1977


PAST PERFORMANCE

This is a new Fund. It was not in operation as of December 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized coun-tries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct fixed income investments. Also, in a down mar-ket, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation as of December 31, 1999.

SUPPLEMENT DATED JANUARY 1, 2001
TO
PROSPECTUS DATED NOVEMBER 1, 2000


This supplement replaces the pages in the prospectus for the John Hancock Vari-able Series Trust I that describe the "American Leaders Large Cap Value," "Mid Cap Value" and "Core Bond" Funds:

 . The "American Leaders Large Cap Value" Fund has been renamed the "Large Cap
   Value CORE/SM/ II" Fund. Pages 2 and 3 describe the current subadviser and the current Goal and Strategy. In addition, "Large Cap Value CORE/SM/ II Fund" replaces "American Leaders Large Cap Value Fund" wherever else shown in the prospectus.

 . The "Mid Cap Value" Fund has been renamed the "Large/Mid Cap Value II"
   Fund. Pages 4 and 5 describe the current subadviser and the current Goal and Strategy. In addition, "Large/Mid Cap Value Fund II" replaces "Mid Cap Value Fund" wherever else shown in the prospectus.

 . The "Core Bond" Fund has been renamed the "Active Bond II" Fund. Pages 6 and 7 describe the current subadviser and the current Goal and Strategy. In addition, "Active Bond II Fund" replaces "Core Bond Fund" wherever else shown in the prospectus.

                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Large Cap Value CORE/SM/ II Fund
(Formerly American Leaders Large Cap Value Fund)

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quan-titative model. "CORE/SM/" is a service mark of Goldman, Sachs & Co. The manager identifies stocks that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 1000(R) Value Index.

Stocks are purchased that have:

 . Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book value and other fundamental accounting measures, and

 . favorable prospects for capital appreciation and/or dividend paying ability.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 1000(R) Value Index. The Fund is broadly diversified by industry.

The Fund normally invests in 100 to 250 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion
in assets at the end of 1999

FUND MANAGERS

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Melissa R. Brown
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Director of Quantitative Equity Research at Prudential Securities (1983-1998)

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1989

PAST PERFORMANCE

This is a new Fund. It was not in operation as of December 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific investment cate-gory may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation as of December 31, 1999.

Large/Mid Cap Value II Fund
(Formerly Mid Cap Value Fund)

GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for stocks with:

 . dividend yields greater than the Russell 1000(R) Value Index, and

 . price/book ratios lower than the Russell 1000(R) Value Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and industry weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 100 to 130 stocks, with at least 65% (usually higher) of its assets in large and mid cap compa-nies. The Fund normally has 5% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion
in assets at the end of 1999

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                                1997      32.17%
                                1998     -11.33%
                                1999       5.52%


Best quarter: up 17.06%, third quarter 1997 Worst quarter: down 21.29%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.52% -0.11%
Life of fund  10.38% 13.54%

Index:Russell Mid Cap(TM) Value Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that in certain markets large cap and mid cap stocks will underperform small cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. His-torically, the Fund's turnover rate has been greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period       $10.00   $11.35   $13.87    $12.19
Income from investment operations:
 Net investment income (loss)                0.04     0.05     0.11      0.08
 Net realized and unrealized gain (loss)
  on investments*                            1.57     3.59    (1.68)     0.59
 Total from investment operations            1.61     3.64    (1.57)     0.67
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.04)   (0.05)   (0.11)    (0.08)
 Distributions from net realized gain on
  investments sold                          (0.22)   (1.07)     --        --
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                       $(0.26)  $(1.12)  $(0.11)    (0.08)
Net asset value, end of period             $11.35   $13.87   $12.19    $12.78
Total investment return                     16.18%   32.17%  (11.33)%    5.52%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,926  $64,973  $94,820   $92,150
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    0.96%     0.92%
Ratio of net investment income (loss) to
 average net assets (%)                      0.69%    0.53%    0.93%     0.64%
Turnover rate (%)                           62.99%   93.78%  173.33%   137.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.15% and 1.14% for the years ended December 31, 1996, and 1997, respectively.

Active Bond II Fund
(Formerly Core Bond Fund)

GOAL AND STRATEGY

This is a bond fund that seeks income and growth in capital.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 25% of the Fund's assets in high yield bonds; and

 . no more than 25% of the Fund's assets in foreign securities, excluding Cana-dian securities.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating of "A" or high-er. The manager seeks to keep the Fund's interest rate sensitivity in line with the overall market as measured by the Lehman Brothers Aggregate Bond Index.

The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Associated with subadviser since 1985
Began career in 1977


PAST PERFORMANCE

This is a new Fund. It was not in operation as of December 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a sig-nificantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct fixed income investments. Also, in a down mar-ket, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation as of December 31, 1999.

SUPPLEMENT DATED JANUARY 1, 2001
TO
PROSPECTUS DATED NOVEMBER 1, 2000


This supplement replaces the pages in the prospectus for the John Hancock Vari-able Series Trust I that describe the "Mid Cap Value" Fund. The "Mid Cap Value" Fund has been renamed the "Large/Mid Cap Value II" Fund. Pages 2 and 3 describe the current subadviser and the current Goal and Strategy. In addition, "Large/Mid Cap Value Fund II" replaces "Mid Cap Value Fund" wherever else shown in the prospectus.

                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Large/Mid Cap Value II Fund
(Formerly Mid Cap Value Fund)

GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for stocks with:

 . dividend yields greater than the Russell 1000(R) Value Index, and

 . price/book ratios lower than the Russell 1000(R) Value Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and industry weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 100 to 130 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion
in assets at the end of 1999

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                                1997      32.17%
                                1998     -11.33%
                                1999       5.52%


Best quarter: up 17.06%, third quarter 1997 Worst quarter: down 21.29%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.52% -0.11%
Life of fund  10.38% 13.54%

Index:Russell Mid Cap(TM) Value Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that in certain markets large cap and mid cap stocks will underperform small cap stocks.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. His-torically, the Fund's turnover rate has been greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period       $10.00   $11.35   $13.87    $12.19
Income from investment operations:
 Net investment income (loss)                0.04     0.05     0.11      0.08
 Net realized and unrealized gain (loss)
  on investments*                            1.57     3.59    (1.68)     0.59
 Total from investment operations            1.61     3.64    (1.57)     0.67
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.04)   (0.05)   (0.11)    (0.08)
 Distributions from net realized gain on
  investments sold                          (0.22)   (1.07)     --        --
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                       $(0.26)  $(1.12)  $(0.11)    (0.08)
Net asset value, end of period             $11.35   $13.87   $12.19    $12.78
Total investment return                     16.18%   32.17%  (11.33)%    5.52%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,926  $64,973  $94,820   $92,150
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    0.96%     0.92%
Ratio of net investment income (loss) to
 average net assets (%)                      0.69%    0.53%    0.93%     0.64%
Turnover rate (%)                           62.99%   93.78%  173.33%   137.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.15% and 1.14% for the years ended December 31, 1996, and 1997, respectively.

SUPPLEMENT DATED JANUARY 1, 2001
TO
PROSPECTUS DATED NOVEMBER 1, 2000


This supplement replaces the pages in the prospectus for the John Hancock Vari-able Series Trust I that describe the "American Leaders Large Cap Value," "Small/Mid Cap Value" and "Core Bond" Funds:

 . The "American Leaders Large Cap Value" Fund has been renamed the "Large Cap
   Value CORE/SM/ II" Fund. Pages 2 and 3 describe the current subadviser and the current Goal and Strategy. In addition, "Large Cap Value CORE/SM/ II Fund" replaces "American Leaders Large Cap Value Fund" wherever else shown in the prospectus.

 . The "Small/Mid Cap Value" Fund has been renamed the "Small Cap Value" Fund.
   Pages 4 and 5 describe the current subadviser and the current Goal and Strategy. Under the current Goal and Strategy, the Fund is categorized as a Small Cap Fund, as described in the prospectus section entitled "Your Investment Choices." In addition, all information in Appendix A to the pro-spectus concerning the "Premier Value Composite" should be disregarded and "Small Cap Value Fund" replaces "Small/Mid Cap Value Fund" wherever else shown in the prospectus.

 . The "Core Bond" Fund has been renamed the "Active Bond II" Fund. Pages 6 and 7 describe the current subadviser and the current Goal and Strategy. In addition, "Active Bond II Fund" replaces "Core Bond Fund" wherever else shown in the prospectus.

                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Large Cap Value CORE/SM/ II Fund
(Formerly American Leaders Large Cap Value Fund)

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quan-titative model. "CORE/SM/" is a service mark of Goldman, Sachs & Co. The manager identifies stocks that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 1000(R) Value Index.

Stocks are purchased that have:

 . Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book value and other fundamental accounting measures, and

 . favorable prospects for capital appreciation and/or dividend paying ability.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 1000(R) Value Index. The Fund is broadly diversified by industry.

The Fund normally invests in 100 to 250 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion
in assets at the end of 1999

FUND MANAGERS

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Melissa R. Brown
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Director of Quantitative Equity Research at Prudential Securities (1983-1998)

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1989

PAST PERFORMANCE

This is a new Fund. It was not in operation as of December 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific investment cate-gory may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation as of December 31, 1999.

Small Cap Value Fund
(Formerly Small/Mid Cap Value Fund)

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The manager employs a value approach in selecting stocks using proprietary fun-damental equity research. The manager generally looks for companies with:

 . Low price/earnings, price/book or price/cash flow ratios relative to small cap stocks, the company's peers, or its own historical norm.

 . Low stock price relative to a company's underlying asset values.

 . A sound balance sheet and other positive financial characteristics.

 . Catalysts with the potential for value realization such as beneficial manage-ment change, restructuring, or industry consolidation.

The Fund's sector exposures are a result of stock selection as opposed to pre-determined allocations. The Fund normally invests in 75 to 135 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 10% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs) and other U.S. dol-lar-denominated and U.S. traded securities of foreign companies and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billion
in assets at the end of 1999

FUND MANAGERS
Management by Investment
Advisory Committee

Preston G. Athey, CFA, CIC
-----------------
Managing Director of subadviser
Joined subadviser in 1978

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS
Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach car-ries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                       --
 Net realized and unrealized gain (loss) on investments*           0.49
 Total from investment operations                                  0.49
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.36)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.36)
Net asset value, end of period                                   $10.13
Total investment return                                            5.08%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $  550
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)   (0.12)%
Turnover rate (%)                                                 51.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61% for the year ended Decem-ber 31.

Active Bond II Fund
(Formerly Core Bond Fund)

GOAL AND STRATEGY

This is a bond fund that seeks income and growth in capital.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 25% of the Fund's assets in high yield bonds; and

 . no more than 25% of the Fund's assets in foreign securities, excluding Cana-dian securities.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating of "A" or high-er. The manager seeks to keep the Fund's interest rate sensitivity in line with the overall market as measured by the Lehman Brothers Aggregate Bond Index.

The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Associated with subadviser since 1985
Began career in 1977


PAST PERFORMANCE

This is a new Fund. It was not in operation as of December 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a sig-nificantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct fixed income investments. Also, in a down mar-ket, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation as of December 31, 1999.

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

NOVEMBER 1, 2000, as supplemented January 1, 2001 on this page, pages 2, 3, 24, 25, 45, 46 and in Appendix A.

Equity Index Fund
Large Cap Value Fund
Large Cap Value CORE /SM/ Fund
Large Cap Aggressive Growth Fund
Large/Mid Cap Value Fund
Mid Cap Growth Fund
Small/Mid Cap CORE /SM/ Fund
Small/Mid Cap Growth Fund
Small Cap Equity Fund
Small Cap Value Fund
Small Cap Growth Fund
Global Balanced Fund
International Opportunities Fund
Emerging Markets Equity Fund
Short-Term Bond Fund
Active Bond Fund
High Yield Bond Fund
Global Bond Fund
Money Market Fund

                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------

John Hancock Variable Series Trust I ("Trust")

A fund-by-fund summary of goals, strategies and risks.

Policies and instructions for opening, maintaining and closing an account in any fund


Further information on the funds

Further information on the Trust

Additional performance information

Overview                                     1

Your Investment Choices                      2
Equity Index Fund                            6
Large Cap Value Fund                         8
Large Cap Value CORE /SM/ Fund              10
Large Cap Aggressive Growth Fund            12
Large/Mid Cap Value Fund                    14
Mid Cap Growth Fund                         16
Small/Mid Cap CORE /SM/ Fund                18
Small/Mid Cap Growth Fund                   20
Small Cap Equity Fund                       22
Small Cap Value Fund                        24
Small Cap Growth Fund                       26
Global Balanced Fund                        28
International Opportunities Fund            30
Emerging Markets Equity Fund                32
Short-Term Bond Fund                        34
Active Bond Fund                            36
High Yield Bond Fund                        38
Global Bond Fund                            40
Money Market Fund                           42

Your Account                                44
Investments in shares of the funds          44
Share price                                 44
Valuation                                   44
Conflicts                                   44

Funds' Expenses                             45

Dividends and Taxes                         45
Dividends                                   45
Taxes                                       45

Trust Business Structure                    46

Appendix A                                  47

Appendix B                                  52

For more information                back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.

THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . Investors Partner Life Insurance Company and its subsidiaries ("IPL").

In some variable contract forms, the Trust is referred to as the "Fund" or "Se-ries Fund" and the investment choices are referred to as "Portfolios."

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund. John Hancock is a Massa-chusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 1999, John Hancock managed approximately $127 billion, of which it owned over $71 billion. Most of the funds have subadvisers.

Your Investment Choices

--------------------------------------------------------------------------------
The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. There are 19 funds available under your variable contract. Each fund has its own strategy and its own risk/reward profile.The funds can be broadly categorized as equity funds, balanced funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

Equity Funds
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization             Equity funds can be categorized by market capital-
                           ization, which is defined as the market value of all shares of a company's stock. The following def-initions for large, mid and small cap are based upon statistics at year-end 1999, but are adjusted periodically with broad equity market movements as represented by the Russell 3000(R) Index or other widely- recognized source of market capitalization data. Adjustments are typically made on a quarterly basis, but in extraordinary circumstances may be made as frequently as monthly.

                           Large Cap Funds:
 . Equity Index Fund

                           These funds invest in large, well-established com-
 . Large Cap Value Fund     panies that typically are very actively traded and
                           provide more stable investment returns over time. Large cap companies represent the 300 largest stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization greater than $7.9 billion as of the end of 1999. Large cap funds are appropriate for investors who want the least volatile investment returns within the overall equity markets.

 . Large Cap Value CORE SM
  Fund

 . Large Cap Aggressive
  Growth Fund

                           Large/Mid Cap Funds:
 . Large/Mid Cap Value      These funds invest in large cap and mid cap compa-
  Fund nies. The capitalization of these funds can shift over time from primarily large cap to primarily mid cap or vice versa depending on where the manager identifies investment opportunities. These funds are generally more volatile than pure large cap funds, but generally less volatile than pure mid cap funds.

                           Mid Cap Funds:
 . Mid Cap Growth Fund      These funds invest in medium-sized, less estab-
                           lished companies that are less actively traded and provide more share price volatility over time than large cap stocks. Mid cap companies represent the 250th to 1000th largest stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization between $1.4 billion and $9.7 bil-lion as of the end of 1999. Mid cap funds are appropriate for investors who are willing to accept more volatile investment returns within the overall equity markets with the potential reward of higher long-term returns.

                           Small/Mid Cap Funds:
 . Small/Mid Cap CORE SM
  Fund These funds invest in mid cap and small cap compa-nies. The capitalization of these funds can shift
 . Small/Mid Cap Growth     over time from primarily mid cap to primarily small
  Fun cap or vice versa depending on where the manager identifies investment opportunities. These funds are generally more volatile than pure mid cap funds, but generally less volatile than pure small cap funds.

                           Small Cap Funds:
 . Small Cap Equity Fund    These funds invest in small newly established com-
                           panies that are less actively traded and have a
 . Small Cap Value Fund     high level of share price volatility over time.
                           Small cap companies represent the 2000 smallest
 . Small Cap Growth Fund    stocks in the Russell 3000(R) Index. Each of these
                           companies has a market capitalization of less than $1.4 billion as of the end of 1999. Small cap funds are appropriately for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

Investment Style

                           Value Funds:
 . Large Cap Value Fund     Value funds invest in companies that are attrac-
                           tively priced, considering their asset and earnings
 . Large Cap Value CORE SM  history. These stocks typically pay above average
  Fund dividends and have low stock prices relative to measures of earnings and book value. Value funds
 . Large/Mid Cap Value      are appropriate for investors who want some divi-
  Fund dend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
 . Small Cap Value Fund

                           Growth Funds:
 . Large Cap Aggressive
  Growth Fund              Growth funds invest in companies believed to have
                           above-average prospects for capital growth due to
 . Mid Cap Growth Fund      their strong earnings and revenue potential. Growth
                           stocks typically have high stock prices relative to
 . Small Mid/Cap            measures of earnings and book value. Growth funds
  Growth Fund              are appropriate for investors who are willing to
                           accept more share-price volatility for the poten-
 . Small Cap Growth Fund    tial reward of higher long-term returns.

                           Blend Funds:
 . Equity Index Fund        Blend funds invest in both value and growth compa-
                           nies. Blend funds are appropriate for investors who
 . Small/Mid Cap            seek both dividend and capital appreciation charac-
  CORE SM Fund             teristics.

 .  Small Cap Equity
   Fund

Balanced Funds

 . Global Balanced          Balanced funds invest in a combination of stocks
  Fund and bonds and actively manage the mix of stock and bonds within a target range. Domestic balanced funds invest in U.S. stocks and bonds. Global bal-anced funds invest in foreign and U.S. stocks and bonds.

Bond Funds

Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity           Bond maturity is a key measure of interest rate
                           risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                           Short:
 . Money Market Fund

                           These funds invest primarily in bonds with short
 . Short Term Bond          maturities, typically less than four years. These
  Fund funds have less interest rate risk than intermedi-ate-term bond funds.

                           Intermediate:
 . Active Bond Fund

                           These funds invest in bonds of all maturities and
 . High Yield Bond          maintain an average maturity which is typically
  Fund between four and ten years. These funds have more interest rate risk than short-term bond funds.

 . Global Bond Fund

Credit Quality             Credit quality is a measure of the ability of a
                           bond issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds.
                           Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                           High:
 . Global Bond Fund

                           These funds focus on the highest-rated, most
 . Money Market Fund        creditworthy bonds and typically maintain an aver-
                           age credit quality rating of AAA/Aaa or AA/Aa.

                           Medium:
 . Short Term Bond
  Fund

                           These funds invest in bonds of all credit quality
 . Active Bond Fund         levels with a focus on high-rated investment grade
                           bonds. These funds typically maintain an average credit quality rating of A or BBB/Baa.

                           Low:
 .  High Yield Bond         These funds invest primarily in lower rated bonds--
   Fund known as high yield or "junk" bonds. These funds typically maintain a below investment-grade average credit quality rating of BB/Ba or B.

International/Global Equity Funds
International funds invest primarily in securities markets outside the United States. Global funds invest both in the United States and abroad. These funds can be categorized by the types of markets they invest in.

                           Developed Markets:
 . International
  Opportunities Fund

                           These funds invest primarily in the larger, well-established developed or industralized markets around the world. These funds have less foreign securities risk than emerging market funds.

                           Emerging Markets:
 . Emerging Markets         These funds invest primarily in developing or
  Equity Fund              emerging markets and have more foreign securities
                           risk than funds that invest primarily in well-established, developed markets.

                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. The trustees of the Trust can change the investment goals and stragtegy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming reinvest-ment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable sepa-rate accounts and variable contracts. Those expenses and charges vary consider-ably from contract to contract and are described in the variable contract pro-spectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ra-tios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

In this prospectus, the term "stock"' is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all 500 stocks included in the Index. The manager invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and industry diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: Standard & Poor's Depository Receipts (SPDRs), American Depository Receipts (ADRs), cash equivalents, and certain derivatives (invest-ments whose value is based on indices or other securities).

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

State Street Bank and Trust Company
State Street Global Advisors Division
Two International Place
Boston, Massachusetts 02110

Managing since 1978
Managed approximately $667 billion in assets at the end of 1999

FUND MANAGERS

John A. Tucker
-----------------
Principal of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1997       32.79%
                               1998       28.45%
                               1999       21.08%


Best quarter: up 21.27%, fourth quarter 1998 Worst quarter: down 9.99%, third quarter 1998

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        21.08% 21.04%
Life of fund  26.36% 26.79%

Index:S&P 500 Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-formance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's invest-ment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**      1997      1998      1999
Net asset value, beginning of period    $10.00    $11.10    $14.21    $17.70
Income from investment operations:
 Net investment income (loss)             0.15      0.24      0.25      0.27
 Net realized and unrealized gain
  (loss) on investments*                  1.26      3.41      3.76      3.41
 Total from investment operations         1.41      3.65      4.01      3.68
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.21)    (0.29)    (0.24)    (0.26)
 Distributions from net realized gain
  on investments sold                    (0.10)    (0.25)    (0.28)    (0.66)
 Distributions in excess of income,
  capital paid in & gains                  --        --        --        --
 Total distributions                    ($0.31)   ($0.54)   ($0.52)    (0.92)
Net asset value, end of period          $11.10    $14.21    $17.70    $20.46
Total investment return***               14.23%    32.79%    28.45%    21.08%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $14,650  $101,390  $232,578  $451,296
Ratio of expenses to average net
 assets (%)****                           0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss)
 to average net assets (%)                2.74%     1.97%     1.59%     1.42%
Turnover rate (%)                        15.72%    64.56%    43.31%    55.24%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**    Fund began operations on May 1, 1996.
*** Includes the effect of a voluntary capital contribution from John Han-cock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and 0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.

Large Cap Value Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and substantial dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks using proprietary equity research. Stocks are purchased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for companies with:

 . established operating history;

 . above-average dividend yield relative to the S&P 500 Index;

 . low price/earnings ratio relative to the S&P 500 Index;

 . sound balance sheet and other positive financial characteristics; and

 . low stock price relative to the company's underlying value.

The Fund normally invests in 100 to 175 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), foreign equity securities of developed countries, high quality intermediate and short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billion in assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Committee

Brian C. Rogers
-----------------
Committee Chairman
Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1982


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1997      28.56%
                               1998       9.26%
                               1999       3.28%


Best quarter: up 12.86%, fourth quarter 1999 Worst quarter: down 8.58%, third quarter 1999

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         3.28%  7.35%
Life of fund  14.67% 19.54%

Index:Russell 1000(R) Value Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach car-ries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997      1998      1999
Net asset value, beginning of period      $ 10.00  $ 11.09  $  13.57  $  14.02
Income from investment operations:
 Net investment income (loss)                0.16     0.29      0.28      0.27
 Net realized and unrealized gain (loss)
  on investments*                            1.22     2.84      0.96      0.18
 Total from investment operations            1.38     3.13      1.24      0.45
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.16)   (0.29)    (0.28)    (0.27)
 Distributions from net realized gain on
  investments sold                          (0.13)   (0.36)    (0.51)    (0.71)
 Distributions in excess of income,
  capital paid in & gains                     --       --        --        --
 Total distributions                       ($0.29)  ($0.65)   ($0.79)    (0.98)
Net asset value, end of period            $ 11.09  $ 13.57  $  14.02  $  13.49
Total investment return                     13.90%   28.56%     9.26%     3.28%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $19,781  $73,269  $123,365  $155,849
Ratio of expenses to average net assets
 (%)***                                      1.00%    1.00%     0.92%     0.85%
Ratio of net investment income (loss) to
 average net assets (%)                      2.74%    2.42%     2.08%     1.88%
Turnover rate (%)                           19.95%   19.21%    18.46%    32.62%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.89% and 1.06% for the years ended December 31, 1996 and 1997, respectively.

Large Cap Value CORE /SM/ Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quan-titative model. "CORE /SM/" is a service mark of Goldman, Sachs & Co. The manager identifies stocks that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 1000(R) Value Index.

Stocks are purchased that have:

 . Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book value and other fundamental accounting measures, and

 . favorable prospects for capital appreciation and/or dividend paying ability.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 1000(R) Value Index. The Fund is broadly diversified by industry.

The Fund normally invests in 100 to 250 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion
in assets at the end of 1999

FUND MANAGERS

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, Appendix A to this prospectus contains certain performance information that is relevant to this Fund. Appendix A starts on page 47.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach car-ries the risk that in certain markets large cap stocks will underperform small and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                      0.04
 Net realized and unrealized gain (loss) on investments*           0.31
 Total from investment operations                                  0.35
Less distributions:
 Distributions from net investment income and capital paid in     (0.04)
 Distributions from net realized gain on investments sold         (0.14)
 Distributions in excess of income, capital paid in & gains       (0.01)
 Total distributions                                              (0.19)
Net asset value, end of period                                   $10.16
Total investment return                                            3.58%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $6,371
Ratio of expenses to average net assets (%)***                     0.85%
Ratio of net investment income (loss) to average net assets (%)    1.13%
Turnover rate (%)                                                 30.90%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% for the years ended December 31.

Large Cap Aggressive Growth Fund

GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of large established U.S. com-panies that are believed to offer above-average potential for long-term growth in revenues and earnings.

The manager selects stocks using proprietary company-specific research that focuses on firms:

 . offering superior earnings growth that is not fully reflected in current mar-ket valuations,

 . having prospective earnings growth rates substantially above that of the S&P
  500, and

 . exhibiting strong management, superior industry positions and excellent bal-ance sheets.

The Fund employs aggressive investment strategies and invests most of its asset in a relatively small number of companies, with the 25 most highly regarded stocks representing at least 65% of the Fund's assets. The manager selects stocks without regard to any predefined industry or sector selection criteria.

The manager actively trades and adjusts the Fund's holdings to capitalize on market fluctuations. The manager typically:

 . increases investment in favored securities and reduces the number of holdings in declining markets, and

 . decreases investment in favored securities and increases the number of hold-ings in rising markets.

The Fund is "non-diversified", which means it can take larger positions in individual issuers. The Fund normally invests in 35 to 55 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Managing, with predecessors, since 1971
Managed approximately $358 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John H. Fogarty
-----------------
Vice president of subadviser
Joined subadviser in 1988
Began career in 1988

Alfred Harrison
-----------------
Vice chairman and Director of subadviser
Joined subadviser in 1978
Began career in 1962

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, Appendix A to this prospectus contains certain performance information that is relevant to this Fund. Appendix A starts on page 47.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                     (0.01)
 Net realized and unrealized gain (loss) on investments*           2.03
 Total from investment operations                                  2.02
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.08)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.08)
Net asset value, end of period                                   $11.94
Total investment return                                           20.18%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $1,263
Ratio of expenses to average net assets (%)***                     1.08%
Ratio of net investment income (loss) to average net assets (%)   (0.39)%
Turnover rate (%)                                                 18.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% for the years ended December 31.

Large/Mid Cap Value Fund

GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for stocks with:

 . dividend yields greater than the Russell 1000(R) Value Index, and

 . price/book ratios lower than the Russell 1000(R) Value Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and industry weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 100 to 130 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion
in assets at the end of 1999

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, Appendix A to this prospectus contains certain performance information that is relevant to this Fund. Appendix A starts on page 47.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large /mid cap" approach carries the risk that large /mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                      0.03
 Net realized and unrealized gain (loss) on investments*           0.45
 Total from investment operations                                  0.48
Less distributions:
 Distributions from net investment income and capital paid in     (0.03)
 Distributions from net realized gain on investments sold         (0.02)
 Distributions in excess of income, capital paid in & gains       (0.01)
 Total distributions                                              (0.06)
Net asset value, end of period                                   $10.42
Total investment return                                            4.72%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $6,101
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)    0.94%
Turnover rate (%)                                                 23.03%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.42% for the year ended Decem-ber 31.

Mid Cap Growth Fund

GOAL AND STRATEGY

This is a non-diversified mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have earnings growth potential that may not be rec-ognized by the investment community. The manager selects stocks without regard to any pre-defined industry or sector selection criteria.

The manager looks for companies experiencing:

 . above-average growth relative to their peers or the general economy; and

 . positive change due to new product developments, improved regulatory environ-ment or a new management team.

The Fund is "non-diversified", which means it can take larger positions in individual issuers. Based upon its current size and strategy, the Fund invests in 35 to 75 stocks, with at least 65% of its assets in mid cap companies. The Fund normally has 15% or less of its assets in cash and cash equivalents.
The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), foreign equity securities of developed countries, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Janus Capital Corporation
100 Fillmore Street
Denver, Colorado 80206

Managing since 1970
Managed approximately $248 billion
in assets at the end of 1999

FUND MANAGER

James P. Goff
-----------------
Executive Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1988
Began career in 1985


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                            1997            16.66%
                            1998            39.07%
                            1999           118.31%


Best quarter: up 59.33%, fourth quarter 1999 Worst quarter: down 12.96%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund   Index
1 year        118.31% 51.29%
Life of fund   42.19% 25.51%

Index:Russell Mid Cap(TM) Growth Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could be- come harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share Interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**     1997      1998       1999
Net asset value, beginning of period   $ 10.00  $ 10.22   $ 11.93   $  15.12
Income from investment operations:
 Net investment income (loss)             0.05    (0.02)    (0.09)     (0.19)
 Net realized and unrealized gain
  (loss) on investments*                  0.22     1.73      4.75      17.70
 Total from investment operations         0.27     1.71      4.66      17.51
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.05)     --      (0.15)       --
 Distributions from net realized gain
  on investments sold                      --       --      (1.32)     (3.41)
 Distributions in excess of income,
  capital paid in & gains                  --       --        --         --
 Total distributions                     (0.05)     --      (1.47)     (3.41)
Net asset value, end of period         $ 10.22  $ 11.93   $ 15.12   $  29.22
Total investment return                   2.69%   16.66%    39.07%    118.31%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $16,492  $40,235   $94,085   $452,937
Ratio of expenses to average net
 assets (%)***                            1.10%    1.10%     1.10%      0.93%
Ratio of net investment income (loss)
 to average net assets (%)                0.92%   (0.26)%   (0.64)%    (0.68)%
Turnover rate (%)                        71.25%  124.04%   137.01%    106.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.34%, 1.42% and 1.13% for the years ended December 31, 1996, 1997, and 1998, respectively.

Small/Mid Cap CORE /SM/ Fund

GOAL AND STRATEGY

This is a small/mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of quantitative techniques and equity research. The manager employs an investment process known as CORE, "Com-puter Optimized, Research-Enhanced," that employs a proprietary quantitative model. "CORE /SM/" is a service mark of Goldman, Sachs & Co. Stocks are purchased that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 2500(TM) Index. The Fund is managed using risk control techniques to maintain risk, style, capitalization and industry characteristics similar to the Russell 2500(TM) Index.

The Fund normally invests in 200 to 600 stocks, with at least 65% (usually higher) of the Fund's assets in small cap and mid cap companies. The Fund nor-mally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman Sachs and Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion in assets at the end of 1999

FUND MANAGERS


Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                             1999           20.54%

Best quarter: up 17.85%, second quarter 1999 Worst quarter: down 20.01%, fourth quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        20.54% 24.15%
Life of fund   5.13%  7.38%

Index: Russell 2500(TM) Index

(1) Began operations on May 1, 1998.

Note: See Appendix A to this prospectus for further performance information relevant to this Fund.
18

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had unusually high turnover in 1999 and is expected to experience similar turnover in 2000. This higher than expected turnover is due to (i) the rela-tively small size of the Fund, which magnifies the effect of contributions and redemptions, and (ii) the high volatility of the market, which in 1999 resulted in the subadviser implementing procedures to reduce the Fund's tracking risk. Normally, the Fund's turnover rate will be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**     1999
Net asset value, beginning of period                         $10.00   $ 9.02
Income from investment operations:
 Net investment income (loss)                                   --      0.02
 Net realized and unrealized gain (loss) on investments*      (0.98)    1.77
 Total from investment operations                             (0.98)    1.79
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --     (0.03)
 Distributions from net realized gain on investments sold       --     (0.96)
 Distributions in excess of income, capital paid in & gains     --       --
 Total distributions                                            --     (0.99)
Net asset value, end of period                               $ 9.02   $ 9.82
Total investment return                                       (9.81)%  20.54 %
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $  556   $  840
Ratio of expenses to average net assets (%)***                 1.05 %   0.94 %
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.01)%   0.30 %
Turnover rate (%)                                             60.51 % 109.12 %

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.55% and 2.24% for the years ended December 31, 1998, and 1999, respectively.

Small/Mid Cap Growth Fund

GOAL AND STRATEGY

This is a small/mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of small and mid-sized U.S. companies that are believed to offer above-average potential for growth in rev-enues and earnings.

The manager selects stocks using a combination of proprietary quantitative and qualitative equity research. Quantitative screening seeks to identify a group of high-quality companies with above-average growth characteristics relative to industry peers. Equity research seeks to identify individual companies from that group with a higher potential for long term earnings growth and capital appreciation.

The manager buys companies that seem attractive based on a combination of cri-teria, among others:

 . Superior historical earnings growth,

 . Prospects for above-average growth,

 . Attractive valuations,

 . Strong market positions,

 . Favorable new products, and

 . Superior management.

The Fund is broadly diversified by industry sector. The Fund normally invests in 60 to 100 stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999
Managing Fund since May 1, 1999

FUND MANAGER

Frank V. Wisneski
-----------------
Senior Vice President of subadviser
Joined subadviser in 1968

ASSOCIATE FUND MANAGER

John J. Harrington, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Portfolio Manager at Munder Capital Management (1991-1994)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



           [GRAPH]

        1995    35.96%
        1996    30.33%
        1997    3.44%
        1998    5.61%
        1999    5.15%

Best quarter: up 21.59%, fourth quarter 1998 Worst quarter: down 21.48%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.15% 57.36%
5 Years       15.27% 29.03%
Life of fund  13.50% 25.49%

Index:Russell Mid Cap(TM) Growth Index (for periods through April 30, 1999)

     Russell 2500(TM) Growth Index (for periods after April 30, 1999)

(1)Began operations on May 1, 1994.

Note: See Appendix A to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had a high turnover rate in 1999 because of a change in management and a change in the Fund's investment strategy. These changes required a restructur-ing of the Fund's investments. In future years, the Fund's turnover rate will normally be less than 100%.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Small/Mid Cap Growth Fund
 Period ended December 31:          1995      1996     1997     1998      1999
Net asset value, beginning of
 period                           $ 9.94   $ 13.18  $ 16.52  $ 15.39    $15.94
Income from investment
 operations:
 Net investment income (loss)      (0.01)     0.02     0.01    (0.02)    (0.07)
 Net realized and unrealized
  gain (loss) on investments*       3.58      3.99     0.56     0.88      0.74
 Total from investment
  operations                        3.57      4.01     0.57     0.86      0.67
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.01)    (0.02)   (0.01)     --      (0.17)
 Distributions from net realized
  gain on investments sold         (0.32)    (0.65)   (1.69)   (0.31)    (2.41)
 Distributions in excess of
 income, capital paid in & gains     --        --       --       --        --
 Total distributions              $(0.33)  $ (0.67) $ (1.70) $ (0.31)    (2.58)
Net asset value, end of period    $13.18   $ 16.52  $ 15.39  $ 15.94   $ 14.03
Total investment return            35.96%    30.33%    3.44%    5.61%     5.15%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $4,133   $11,749  $13,884  $12,129   $12,963
Ratio of expenses to average net
 assets (%)**                       1.00%     0.84%    0.85%    0.89%     0.85%
Ratio of net investment income
 (loss) to average net assets
 (%)                               (0.11)%    0.18%    0.09%   (0.11)%   (0.27)%
Turnover rate (%)                 139.31%   217.84%  331.19%  162.21%   172.58%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.91% for the year ended Decem-ber 31, 1995.

Small Cap Equity Fund

GOAL AND STRATEGY

This is a small cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to be undervalued relative to long-term earn-ings growth potential.

The manager selects stocks using proprietary fundamental equity research. Research focuses on identifying companies that are believed to be:

 . undervalued (i.e., with current stock price below long-term value);

 . asset rich with strong balance sheets and able to generate internal cash flows to meet capital needs; and

 . dynamic and growing with realistic payback periods for any price premium.

The manager employs a research intensive approach using extensive field research and direct company contact to determine the fundamental value of a company. A company's future prospects are determined from analyzing a company's products, markets, management, suppliers, and competitors.

The Fund is managed using a multiple portfolio manager system in which the Fund is managed by multiple portfolio managers and/or research analysts. The Fund is normally broadly diversified since its exposures reflect the aggregate deci-sions of the multiple portfolio managers and research analysts managing the Fund.

The Fund's industry exposures are a result of stock selection as opposed to predetermined allocations. The Fund normally invests in 150 to 300 stocks, with at least 65% (usually higher) of its assets in small cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managed approximately $130 billion in assets at the end of 1999

FUND MANAGERS
Team managed by 5 Portfolio Managers
Average 17 years with Capital Guardian
Average 21 years industry experience
See Appendix B for more details

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



                                    [GRAPH]

                            1997           25.57%
                            1998           -5.96%
                            1999           -3.43%


Best quarter: up 18.11%, second quarter 1997 Worst quarter: down 21.06%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -3.43% 1.23%
Life of fund   6.46% 8.34%

Index: 50% Russell 2000(R) Index/50% Russell 2000(R) Value Index (for periods through September 30, 1999)
       Russell 2000(R) Value Index (for periods after September 30, 1999)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Although the Fund's turnover rate has been high in recent years, the current manager anticipates that the Fund's turnover rate will normally be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period      $ 10.00  $ 10.73  $ 12.40   $ 11.59
Income from investment operations:
 Net investment income (loss)                0.07     0.08     0.07      0.09
 Net realized and unrealized gain (loss)
  on investments*                            0.96     2.66    (0.81)    (0.50)
 Total from investment operations            1.03     2.74    (0.74)    (0.41)
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.07)   (0.08)   (0.07)    (0.07)
 Distributions from net realized gain on
  investments sold                          (0.23)   (0.99)     --      (0.01)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --      (0.18)
 Total distributions                        (0.30)   (1.07)   (0.07)    (0.26)
Net asset value, end of period            $ 10.73  $ 12.40  $ 11.59   $ 10.92
Total investment return                     10.33%   25.57%   (5.96)%   (3.43)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,541  $43,261  $64,095   $68,900
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    1.05%     0.95%
Ratio of net investment income (loss) to
 average net assets (%)                      1.15%    0.68%    0.63%     0.78%
Turnover rate (%)                           66.31%  126.10%  100.83%   117.33%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.06%, 1.30%, 1.08% and 0.96% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Small Cap Value Fund
(Formerly Small/Mid Cap Value Fund)

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The manager employs a value approach in selecting stocks using proprietary fun-damental equity research. The manager generally looks for companies with:

 . Low price/earnings, price/book or price/cash flow ratios relative to small cap stocks, the company's peers, or its own historical norm.

 .  Low stock price relative to a company's underlying asset values.

 .  A sound balance sheet and other positive financial characteristics.

 . Catalysts with the potential for value realization such as beneficial man-agement change, restructuring, or industry consolidation.

The Fund's sector exposures are a result of stock selection as opposed to pre-determined allocations. The Fund normally invests in 75 to 135 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 10% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs) and other U.S. dol-lar-denominated and U.S. traded securities of foreign companies and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billion
in assets at the end of 1999

FUND MANAGERS
Management by Investment
Advisory Committee

Preston G. Athey, CFA, CIC
-----------------
Managing Director of subadviser
Joined subadviser in 1978

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS
Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach car-ries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                       --
 Net realized and unrealized gain (loss) on investments*           0.49
 Total from investment operations                                  0.49
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.36)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.36)
Net asset value, end of period                                   $10.13
Total investment return                                            5.08%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $  550
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)   (0.12)%
Turnover rate (%)                                                 51.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61% for the year ended Decem-ber 31.

Small Cap Growth Fund

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offerabove-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diversified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 150 to 220 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 5% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Bernice S. Behar, CFA
-----------------
Senior Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1991
Began career in 1986


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                              1997         14.26%
                              1998         14.49%
                              1999         70.38%


Best quarter: up 45.57%, fourth quarter 1999 Worst quarter: down 21.55%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        70.38% 43.09%
Life of fund  24.25% 13.65%

Index: Russell 2000(R) Growth Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period      $ 10.00  $  9.93   $11.34  $  12.99
Income from investment operations:
 Net investment income (loss)                0.01    (0.02)   (0.05)   (0.21)
 Net realized and unrealized gain (loss)
  on investments*                           (0.06)    1.44     1.70      9.06
 Total from investment operations           (0.05)    1.42     1.65      8.85
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.02)   (0.01)     --        --
 Distributions from net realized gain on
  investments sold                            --       --       --     (2.72)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                      $ (0.02) $ (0.01)     --     (2.72)
Net asset value, end of period            $  9.93  $ 11.34  $ 12.99    $19.12
Total investment return                    (0.50)%   14.26%   14.49%    70.38%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $20,633  $48,761  $74,849  $179,570
Ratio of expenses to average net assets
 (%)***                                      1.00%    1.00%    1.00%     0.89%
Ratio of net investment income (loss) to
 average net assets (%)                      0.12%  (0.28)%  (0.65)%   (0.70)
Turnover rate (%)                           50.93%   86.23%  101.16%   113.11%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

Global Balanced Fund
(Formerly International Balanced Fund)

GOAL AND STRATEGY

This is a non-diversified global balanced stock and bond fund that seeks long-term growth in income and capital. The Fund invests primarily in a mix of:

 . U.S. and foreign common stocks of large and mid sized companies within devel-oped markets; and

 . U.S. and foreign investment grade bonds of issuers within developed markets with maturities generally greater than 12 months.

The Fund has a target mix of 60% stocks and 40% bonds, but the manager actively manages the mix within (+/-) 15 percentage points of the target mix.

The Fund invests:

 . in at least 3 different countries, but normally in 20 to 30 countries; and

 . no more than 10% of its assets in emerging market stocks and bonds.
Capital Guardian uses a multiple portfolio manager system in which the stock and bond portions of the Fund are each managed by multiple portfolio managers and/or research analysts. Therefore, the Fund normally has broad country, cur-rency, sector and individual security exposures, reflecting the aggregate deci-sions of the multiple portfolio managers and research analysts managing the Fund.

The managers make ongoing decisions regarding the Fund's country, currency, sector and individual security exposures. Each manager selects stocks and bonds using proprietary fundamental research that focuses on indentifying securities that are believed to be undervalued (i.e., with current prices below long-term value).

The Fund is "non-diversified", which means that it can take larger positions in individual issuers. However, the Fund normally invests in 150 to 250 stocks within the equity portion. The bond portion of the Fund normally has an average credit quality rating of "A" or higher. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. and foreign common stocks of small companies within developed markets, American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), high yield debt securi-ties, and certain derivatives (investments whose value is based on indices or other securities). The Fund may use derivatives, such as futures and forwards, to manage the Fund's average maturity and to implement foreign currency strate-gies. Currency management strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managed approximately $130 billion in assets at the end of 1999

FUND MANAGERS
Team managed by 14 Portfolio Managers
Average 17 years with Capital Guardian
Average 21 years industry experience
See Appendix B for more details
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1997        2.65%
                               1998       17.99%
                               1999        5.11%


Best quarter: up 13.06%, fourth quarter 1998 Worst quarter: down 4.49%, fourth quarter 1997

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.11% 15.42%
Life of fund  8.71%  9.88%

Index: 65% MSCI World Index (Ex US) (Net of Withholding Taxes from a U.S. Tax
       Perspective)/35% Salomon Brothers Non-US Government Bond Index Unhedged (for periods through April 30, 2000)

   65% MSCI World Index (Net of Withholding Taxes From a U.S. Tax
   Perspective)/35% Salomon Brothers World Government Bond Index Unhedged (for periods after April 30, 2000)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Market Allocation Risk: The allocation of the Fund's assets between the major asset classes (i.e., stocks and bonds) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's hold-ings in a class just prior to its experiencing a loss of value.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Turnover Risk. In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Although the Fund's turnover rate has been high in recent years, the current manager anticipates that the Fund's turnover rate will normally be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

High Yield Bond Risk. Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Balanced Fund (formerly
 International Balanced Fund)--Period
 ended December 31:                        1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.39  $ 10.11  $ 11.12
Income from investment operations:
 Net investment income (loss)                0.24     0.33     0.34     0.29
 Net realized and unrealized gain (loss)
  on investments*                            0.41    (0.05)    1.44     0.25
 Total from investment operations            0.65     0.28     1.78     0.54
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.24)   (0.34)   (0.35)   (0.35)
 Distributions from net realized gain on
  investments sold                          (0.02)   (0.22)   (0.42)   (0.44)
 Distributions in excess of income,
  capital paid in & gain                      --       --       --     (0.16)
 Total distributions                      $ (0.26) $ (0.56) $ (0.77) $ (0.95)
Net asset value, end of period            $ 10.39  $ 10.11  $ 11.12  $ 10.71
Total investment return                      6.73%    2.65%   17.99%    5.11%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $24,098  $25,420  $30,416  $31,577
Ratio of expenses to average net assets
 (%)***                                      1.10%    1.10%    1.10%    1.00%
Ratio of net investment income (loss) to
 average net assets (%)                      3.59%    3.18%    3.20%    2.73%
Turnover rate (%)                           22.21%   81.04%  103.55%  131.21%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.44%, 1.56%, 1.82%, and 1.31% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

International Opportunities Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located throughout the world, including developed, newly industrialized, and emerging countries.

The manager determines the distribution among countries and regions by using a combination of fundamental research and economic analysis, emphasizing:

 . prospects for relative economic growth between foreign countries;

 . expected levels of inflation;

 . government policies influencing business conditions; and

 . outlook for currency relationships.
The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . high return on invested capital;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests:

 . in at least 3 different countries other than the U.S.; and

 . no more than 20% of its assets in emerging market stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.
The Fund normally invests in 150 to 250 stocks in 15 to 20 countries, with at least 65% of its assets in securities of non-U.S. entities. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1979
Managed approximately $42 billion in assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Group overseen by:

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987

Mark Bickford-Smith
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1995
Began career in 1985
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                             1997            1.95%
                             1998           15.92%
                             1999           34.01%


Best quarter: up 24.44%, fourth quarter 1999 Worst quarter: down 13.70%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        34.01% 31.79%
Life of fund  15.38% 14.14%

Index:MSCI Europe, Australia, Far East (EAFE) Index (for periods through Decem-ber 31, 1998) MSCI All Country World Index, Excluding U.S. (for periods after December 31, 1998)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.60  $ 10.63  $ 12.21
Income from investment operations:
 Net investment income (loss)                0.07     0.10     0.11     0.10
 Net realized and unrealized gain (loss)
  on investments*                            0.60     0.11     1.57     3.95
 Total from investment operations            0.67     0.21     1.68     4.05
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.07)   (0.10)   (0.10)   (0.11)
 Distributions from net realized gain on
  investments sold                            --     (0.08)     --     (0.94)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --     (0.04)
 Total distributions                        (0.07)   (0.18)   (0.10)   (1.09)
Net asset value, end of period            $ 10.60  $ 10.63  $ 12.21  $ 15.17
Total investment return                      6.72%    1.95%   15.92%   34.01%
Ratios and supplemental data
Net assets, end of period (000s omitted)  $17,898  $30,631  $64,250  $79,794
Ratio of expenses to average net assets
 (%)***                                      1.25%    1.22%    1.16%    1.02%
Ratio of net investment income (loss) to
 average net assets (%)                      0.87%    0.65%    0.89%    0.77%
Turnover rate (%)                            5.46%   21.09%   18.67%   34.02%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.76%, 1.57%, 1.46%, and 1.15% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Emerging Markets Equity Fund

GOAL AND STRATEGY

This is an emerging markets stock fund that seeks long-term growth in capital.

The Fund invests primarily in the stocks of companies in countries having econ-omies or markets generally considered by the World Bank or United Nations to be emerging or developing.

In making country allocation decisions, the manager analyzes the global envi-ronment and selects countries with:

 . Improving macroeconomic, political and social trends, and

 . attractive valuation levels.

The manager selects stocks using fundamental proprietary research to identify companies:

 . having strong earnings growth potential,

 . selling below their intrinsic value, and

 . having shareholder-focused management, dominant products, and well estab-lished distribution channels.

The Fund normally invests:

 . in at least 15 emerging market countries, and

 . no more than 30% of its assets in any single country.

The Fund normally invests in 100 to 250 stocks in 20 to 25 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents.

Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Managing since 1975
Managed approximately $184 billion in assets at the end of 1999

Managing Fund since August 1, 1999

FUND MANAGERS

Robert L. Meyer, CFA
-----------------
Managing Director of subadvisor
Joined subadviser in 1989

Andy Skov
-----------------
Managing Director of subadviser
Joined subadviser in 1994

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                                1999     81.37%


Best quarter: up 50.45%, fourth quarter 1999 Worst quarter: down 20.40%, second quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        81.37% 66.41%
Life of fund  16.49% 10.60%

Index:MSCI Emerging Markets Free Index

(1)Began operations on May 1, 1998.

Note: See Appendix A to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, since the Fund invests primarily in emerging market coun-tries, it will have a significantly higher degree of foreign risk than funds that invest primarily in developed or newly- industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the funds perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund's turnover rate could be greater than 100% due to the relatively high vol-atility associated with investing in emerging markets.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**      1999
Net asset value, beginning of period                         $10.00   $  7.09
Income from investment operations:
 Net investment income (loss)                                  0.03      0.03
 Net realized and unrealized gain (loss) on investments*      (2.91)     5.67
 Total from investment operations                             (2.88)     5.70
Less distributions:
 Distributions from net investment income and capital paid
  in                                                          (0.03)    (0.01)
 Distributions from net realized gain on investments sold       --      (0.10)
 Distributions in excess of income, capital paid in & gains     --      (0.42)
 Total distributions                                          (0.03)    (0.53)
Net asset value, end of period                               $ 7.09   $ 12.26
Total investment return***                                   (28.87)%   81.37%
Ratios and supplemental data
Net assets, end of period (000s omitted)                     $7,310   $32,596
Ratio of expenses to average net assets (%)****                1.55%     1.39%
Ratio of net investment income (loss) to average net assets
 (%)                                                           0.51%     0.19%
Turnover rate (%)                                             53.95%   196.32%

   * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
  ** Fund began operations on May 1, 1998.
 *** Includes the effect of a voluntary capital contribution from John Hancock of $32 per share for the year ended 1999. The Total Investment Return without the capital contribution would have been 79.02% for the year ended 1999.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 3.69% and 3.44% for the years ended December 31, 1998, and 1999, respectively.

Short-Term Bond Fund

GOAL AND STRATEGY

This is a short-term bond fund that seeks high income consistent with low share price fluctuation.

The Fund primarily invests in a diversified mix of short-term and intermediate-term investment grade debt securities including:

 . U.S. Treasury and Agency securities;

 . U.S. corporate bonds;

 . foreign corporate bonds of companies in developed countries (if dollar-denominated);

 . foreign government and agency securities of developed countries (if dollar denominated); and

 . mortgage-and asset-backed securities.

The manager selects bonds using a combination of proprietary research and quan-titative tools. Bonds are purchased that are attractively priced and that pro-vide cheap, predictable cash flows.

The Fund normally invests:

 . mostly in corporate bonds;

 . no more than 15% of its assets in high yield bonds; and

 . no more than 25% of its assets in foreign debt securities.

The Fund normally has:

 . an average maturity between one and three and a half years;

 . an average credit quality rating of "A" or higher; and

 . 10% or less of its assets in cash and cash equivalents.

The Fund only invests in securities that are rated at least BB- or Ba3 at time of purchase.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: certain derivatives (investments whose value is based on indexes or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

Jay C. Leu, CFA
-----------------
Senior Vice President of subadviser
Joined team in 1998
Joined subadviser in 1997
Portfolio Manager, Pacific Capital Asset Management (1995-1997)
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                              1995        11.49%
                              1996         3.61%
                              1997         6.41%
                              1998         5.82%
                              1999         2.96%


Best quarter: up 3.87%, second quarter 1995 Worst quarter: down 0.42%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        2.96% 3.62%
5 year        6.02% 6.95%
Life of fund  5.35% 6.30%

Index:Merrill Lynch 1-5 Year U.S. Government Bond Index (for periods through April 30,
   1998)
   65% Lehman Brothers 1-3 Year Corporate Bond Index/35% Lehman Brothers 1-3 Year Government Bond Index (for periods after April 30, 1998)

(1)Began operations on May 1, 1994.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment / Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securi-ties to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:             1995     1996     1997     1998     1999
Net asset value, beginning of
 period                            $  9.66  $ 10.23  $ 10.05  $ 10.08  $ 10.05
Income from investment
 operations:
 Net investment income (loss)         0.50     0.54     0.59     0.61     0.61
 Net realized and unrealized gain
  (loss) on investments*              0.59    (0.18)    0.03    (0.03)   (0.33)
 Total from investment operations     1.09     0.36     0.62    (0.58)    0.28
Less distributions:
 Distributions from net
  investment income and capital
  paid in                            (0.50)   (0.54)   (0.59)   (0.61)   (0.61)
 Distributions from net realized
  gain on investments sold           (0.02)     --       --       --       --
 Distributions in excess of
  income, capital paid in & gains      --       --       --       --       --
 Total distributions               $ (0.52) $ (0.54) $ (0.59) $ (0.61)   (0.61)
Net asset value, end of period     $ 10.23  $ 10.05  $ 10.08  $ 10.05  $  9.72
Total investment return              11.49%    3.61%    6.41%    5.82%    2.96%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)                          $17,911  $58,676  $51,120  $77,194  $68,844
Ratio of expenses to average net
 assets (%)**                         0.75%    0.75%    0.57%    0.53%    0.43%
Ratio of net investment income
 (loss) to average net assets (%)     5.52%    5.66%    5.67%    6.17%    6.25%
Turnover rate (%)                   109.77%   20.68%  108.29%  184.50%  100.04%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.83% and 0.79% for the years ended December 31, 1995 and 1996, respectively.

Active Bond Fund
(Formerly Sovereign Bond Fund)

GOAL AND STRATEGY

This is a bond fund that seeks income and growth in capital.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 25% of the Fund's assets in high yield bonds; and

 . no more than 25% of the Fund's assets in foreign securities, excluding Cana-dian securities.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit quality rating of "A" or higher.

The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average matu-rity relative to the
Lehman Brothers Aggregate Bond Index and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                                1990      6.90%
                                1991     16.70%
                                1992      7.70%
                                1993     10.80%
                                1994    (2.57)%
                                1995     19.55%
                                1996      4.10%
                                1997     10.11%
                                1998      8.23%
                                1999    (0.94)%


Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -0.94% -1.87%
5 years        8.00%  7.66%
10 years       7.90%  7.69%
Life of fund   7.86%  7.80%

Index:Lehman Brothers Government/Corporate Bond Index (For periods through Sep-tember 30, 1999)
Lehman Brothers Aggregate Bond Index (For periods after September 30, 1999)

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.
Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a sig-nificantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Active Bond Fund (Formerly
 Sovereign Bond Fund)
 Period ended December 31:      1995      1996      1997      1998      1999
Net asset value, beginning
 of period                  $   9.19  $  10.13  $   9.77  $   9.95     $9.92
Income from investment
 operations:
 Net investment income
  (loss)                        0.71      0.69      0.71      0.69      0.67
 Net realized and
  unrealized gain (loss) on
  investments*                  1.03     (0.31)     0.24      0.11     (0.76)
 Total from investment
  operations                    1.74      0.38      0.95      0.80     (0.09)
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.71)    (0.69)    (0.71)    (0.69)    (0.71)
 Distributions from net
  realized gain on
  investments sold             (0.09)    (0.05)    (0.06)    (0.14)       --
 Distributions in excess of
  income, capital paid in &
  gains                           --        --        --        --        --
 Total distributions        $  (0.80) $  (0.74) $  (0.77) $  (0.83)    (0.71)
Net asset value, end of
 period                     $  10.13  $   9.77  $   9.95  $   9.92  $   9.12
Total investment return        19.55%     4.10%    10.11%     8.23%    (0.94)%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $700,309  $726,111  $803,770  $907,121  $850,286
Ratio of expenses to
 average net assets (%)         0.30%     0.29%     0.31%     0.29%     0.28%
Ratio of net investment
 income (loss) to average
 net assets (%)                 7.20%     7.07%     7.18%     6.84%     6.97%
Turnover rate (%)              63.31%   119.12%   138.29%   228.74%   182.90%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

High Yield Bond Fund

GOAL AND STRATEGY

This is a high yield bond fund that seeks high income and growth in capital.

The Fund invests primarily in a diversified mix of high yield debt securities, commonly referred to as "junk bonds" (rated BB+/Ba1 or lower and their unrated equivalents), including:

 . corporate bonds, both U.S. and foreign (if dollar-denominated);

 . foreign government and agency securities (if dollar-denominated);

 . preferred stocks; and

 . convertible securities (convertible into common stocks or other equity inter-ests).

The manager will invest no more than 15% of the Fund's assets in emerging mar-ket countries (with below investment-grade sovereign debt). The Fund normally has 10% or less of its assets in cash and cash equivalents.

The manager seeks to purchase bonds with stable or improving credit quality before the market widely perceives the improvement. Purchase and sale decisions are primarily based upon the investment merits of the particular security.

The manager selects bonds using proprietary research, including:

 . quantitative analysis of historical financial data;

 . qualitative analysis of a company's future prospects; and

 . economic and industry analysis.

The Fund's average maturity depends on security selection decisions rather than interest rate decisions.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: equity securities, high quality debt securities (short-term and otherwise), certain derivatives (investments whose value is based on indices or other securities), and debt securities denominated in foreign cur-rencies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999

FUND MANAGER

Richard T. Crawford
-----------------
Vice President of subadviser
Joined subadviser in 1994
Began career in 1991

Manager draws upon the other members of the High Yield team, including:

Earl E. McEvoy
-----------------
Partner of subadviser
Joined subadviser in 1978
Began career in 1972

Catherine A. Smith
-----------------
Partner of subadviser
Joined subadviser in 1985
Began career in 1983

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


                                    [GRAPH]

                               1999        5.13%


Best quarter: up 4.55%, fourth quarter 1998 Worst quarter: down 7.46%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.13% 2.39%
Life of fund  1.19% 0.31%

Index:Lehman Brothers High-yield Bond Index

(1)Began operations on May 1, 1998.

Note:See Appendix A to this prospectus for further performance information rel-evant to this Fund.

MAIN RISKS

Primary

High Yield Bond Risk: High yield or junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price move-ments due to investor sentiment. In a down market, these high yield securities may become harder to value or to sell at a fair price.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.23
Income from investment operations:
 Net investment income (loss)                                   0.46      0.72
 Net realized and unrealized gain (loss) on investments*       (0.76)    (0.26)
 Total from investment operations                              (0.30)     0.46
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.46)    (0.70)
 Distributions from net realized gain on investments sold      (0.01)      --
 Distributions in excess of income, capital paid in & gains      --        --
 Total distributions                                           (0.47)    (0.70)
Net asset value, end of period                               $  9.23   $  8.99
Total investment return                                        (2.98)%    5.13%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $14,789   $19,921
Ratio of expenses to average net assets (%)***                  0.90%     0.80%
Ratio of net investment income (loss) to average net assets
 (%)                                                            7.43%     7.94%
Turnover rate (%)                                              17.67%    38.62%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.03% and 1.04% for the years ended December 31, 1998, and 1999, respectively.

Global Bond Fund

GOAL AND STRATEGY

This is a non-diversified global bond fund that seeks income and growth in cap-ital.

The Fund primarily invests in a mix of debt securities of developed countries throughout the world including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities;

 . supranational securities (such as the World Bank);

 . corporate bonds, both U.S. and foreign; and

 . mortgage-backed and asset-backed securities.

The Fund has a target mix of 25% U.S. bonds and 75% non-U.S. bonds (denominated in foreign currencies), but the manager actively manages the mix within (+/-) 15 percentage points of the target mix.

The Fund normally:

 . invests in at least 3 countries, but normally in 10 to 20 countries;

 . has an average credit quality rating of "A" or higher; and

 . invests up to 15% in emerging market and high yield debt securities.

The Fund is managed using a multiple portfolio manager system in which the Fund is managed by multiple portfolio managers and/or research analysts. Therefore, the Fund normally has broad country, currency, sector and individual security exposures, reflecting the aggregate decisions of the multiple portfolio manag-ers and research analysts managing the Fund.

The managers make ongoing decisions regarding the Fund's average maturity and the Fund's country, sector and foreign currency exposures. The manager uses proprietary research and economic analysis to identify attractive markets and currencies and undervalued sectors and securities.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers. However, the Fund normally invests in 75 to 125 bond issuers. The Fund normally has 5% or less of its assets in cash and cash equiv-alents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: certain derivatives (investments whose value is based on indices or other securities). The Fund may use derivatives, such as futures and forwards, to manage the Fund's average maturity relative to the benchmark and to implement foreign currency strategies. Currency management strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managed approximately $130 billion in assets at the end of 1999

FUND MANAGERS

Team managed by 4 Portfolio Managers
Average 11 years with Capital Guardian
Average 17 years industry experience
See Appendix B for more details
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1997       9.05%
                               1998       9.15%
                               1999     (2.16)%


Best quarter: up 4.32%, third quarter 1998 Worst quarter: down 1.75%, second quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.16% -0.17%
Life of fund   6.10%  7.16%

Index:75% Lehman Brothers Aggregate Bond Index / 25% JP Morgan Non-US Govern-ment Bond Index, Hedged (for periods through April 30, 1999)
JP Morgan Global Government Bond Index, US Dollar Hedged (for periods after April 30, 1999)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, the Fund's investments in emerging market countries have a significantly higher degree of foreign risk than investments in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Although the Fund's turnover rate has been high in recent years, the current manager anticipates that the Fund's turnover rate will normally be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Bond Fund (formerly Strategic Bond
 Portfolio)-Period ended December 31:       1996**     1997     1998     1999
Net asset value, beginning of period       $ 10.00  $ 10.16  $ 10.24  $ 10.60
Income from investment operations:
 Net investment income (loss)                 0.38     0.59     0.54     0.48
 Net realized and unrealized gain (loss)
  on investments*                             0.28     0.30     0.38    (0.70)
 Total from investment operations             0.66     0.89     0.92    (0.22)
Less distributions:
 Distributions from net investment income
  and capital paid in                        (0.38)   (0.66)   (0.47)   (0.56)
 Distributions from net realized gain on
  investments sold                           (0.12)   (0.15)   (0.09)     --
 Distributions in excess of income,
  capital paid in & gains                      --       --       --       --
 Total distributions                       $ (0.50) $ (0.81) $ (0.56)   (0.56)
Net asset value, end of period             $ 10.16  $ 10.24  $ 10.60  $  9.82
Total investment return                       6.71%    9.05%    9.15%   (2.16)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                               $12,907  $28,647  $66,791  $70,991
Ratio of expenses to average net assets
 (%)***                                       1.00%    1.00%    0.95%    0.83%
Ratio of net investment income (loss) to
 average net assets (%)                       6.05%    5.80%    5.27%    4.70%
Turnover rate (%)                           171.39%   69.38%  186.70%  332.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.57%, 1.32%, 1.02%, and 0.84% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Money Market Fund

GOAL AND STRATEGY

This is a money market fund that seeks current income consistent with maintain-ing liquidity and preserving capital. The Fund intends to maintain a stable net asset value of $10 per share.

The Fund only invests in U.S. dollar denominated money market instruments rated within the two highest short-term credit rating categories, primarily includ-ing:

 . commercial paper;

 . asset-backed commercial paper;

 . bank notes and certificates of deposit;

 . short-term bonds;

 . U.S. Treasury and agency notes and bills; and

 . repurchase and reverse repurchase agreements.

These securities have a maximum remaining maturity of 397 days (13 months) and may be issued by:

 . U.S. and foreign banks and other lending institutions;

 . U.S. and foreign corporations;

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . entities whose obligations are guaranteed as to principal or interest by the U.S. Government;

 . municipalities;

 . foreign governments; and

 . supranational organizations (such as the World Bank).

The weighted average time to maturity of the Fund's investments is 90 days or less.

The manager may invest:

 . up to 5% of assets in securities rated in the second-highest short-term cate-gory (or unrated equivalents); and

 . up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).

The manager selects securities with the highest yield available among securi-ties of comparable credit quality and maturity using proprietary research.
--------------------------------------------------------------------------------
MANAGER

Managed By John Hancock Life Insurance Company

FUND MANAGER

Peter S. Mitsopoulos
-----------------
Financial Officer at manager
Joined manager in 1981

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                             1990            8.00%
                             1991            6.00%
                             1992            3.60%
                             1993            3.41%
                             1994            4.03%
                             1995            5.78%
                             1996            5.32%
                             1997            5.38%
                             1998            5.40%
                             1999            5.05%


Best quarter: up 2.38%, second quarter 1989 Worst quarter: up 0.74%, second quarter 1993

Average annual total return -- for periods ending 12/31/99

                  Fund
1 year            5.05%
5 years           5.40%
10 years          5.18%
Life of fund      5.81%

MAIN RISKS

Primary

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk. Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1995      1996      1997      1998       1999
Net asset value, beginning
 of period                  $  10.00  $  10.00  $  10.00  $  10.00   $  10.00
Income from investment
 operations:
 Net investment income
  (loss)                        0.57      0.52      0.53      0.53       0.45
 Net realized and
  unrealized gain (loss) on
  investments*                   --        --        --        --         --
 Total from investment
  operations                    0.57      0.52      0.53      0.53       0.45
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.57)    (0.52)    (0.53)    (0.53)     (0.45)
 Distributions from net
  realized gain on
  investments sold               --        --        --        --         --
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --        --         --
 Total distributions        $  (0.57) $  (0.52) $  (0.53) $   (0.53)    (0.45)
Net asset value, end of
 period                     $  10.00  $  10.00  $  10.00  $  10.00   $  10.00
Total investment return         5.78%     5.32%     5.38%     5.40%      5.05%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $185,909  $213,235  $229,443  $395,195   $451,235
Ratio of expenses to
 average net assets (%)         0.35%     0.30%     0.33%     0.31%      0.31%
Ratio of net investment
 income (loss) to average
 net assets (%)                 5.62%     5.20%     5.32%     5.29%      4.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and IPL to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 .market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser in 1999 was:

  Funds                        % of net assets
  Equity Index                      0.14%
  Large Cap Value                   0.74%
  Large Cap Value CORE SM           0.75%
  Large Cap Aggressive Growth       0.98%
  Large/Mid Cap Value               0.95%
  Mid Cap Growth                    0.83%
  Small/Mid Cap CORE SM             0.80%
  Small/Mid Cap Growth              0.75%
  Small Cap Equity*                 0.80%
  Small Cap Value**                 0.95%
  Small Cap Growth                  0.75%
  Global Balanced***                0.85%
  International Opportunities       0.87%
  Emerging Markets Equity           1.27%
  Short-Term Bond                   0.30%
  Active Bond****                   0.25%
  Global Bond                       0.69%
  High Yield Bond                   0.65%
  Money Market                      0.25%


*    Formerly Small Cap Value
**   Formerly Small/Mid Cap Value
***  Formerly International Balanced
**** Formerly Sovereign Bond

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser. The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and tax-es) to not more than 0.10 percent of the fund's average daily net assets.

Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly, except that the Small/Mid Cap Growth Fund does so annually and the Money Market Fund does so daily.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.

                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

          Investment Adviser                        Custodian
          John Hancock Life                State Street Bank and Trust
          Insurance Company                          Company


         Manages the Trust's                Holds the Trust's assets,
       investment and business                  settles all Trust
             activities.                   trades and collects most of
                                                  the valuation
                                           data required for calculat-
                                                 ing the Trust's
                                                       NAV.

                                  Subadvisers

      Alliance Capital Management L.P.        Morgan Stanley Dean Witter  In-
      Capital Guardian Trust Company          vestment Management Inc.
      Goldman Sachs Asset Management.         State Street Bank and Trust Com-
      Independence Investment Associates, Inc.pany
      Janus Capital Corporation               T. Rowe Price Associates, Inc.
      John Hancock Advisers, Inc.             T. Rowe Price International,
                                              Inc.
                                              Wellington Management Company,
                                              LLP

                      Provide management to various funds.

APPENDIX A

Additional Performance Information

The "Past Performance" information shown earlier in this prospectus for certain of the Funds may not be sufficient for you to make a complete assessment of the risks and potential rewards of investing in those Funds. The Large Cap Value CORE SM Fund, the Large Cap Aggressive Growth Fund, and the Large/Mid Cap Value Fund, only began operations on August 31, 1999. The Small/Mid Cap CORE SM Fund, the Emerging Markets Equity Fund and the High Yield Bond Fund only began opera-tions on May 1, 1998. Lastly, the Small/Mid Cap Growth Fund implemented a sig-nificant change in strategy as of May 1, 1999.

Since each of these Funds has at best a very limited period of relevant perfor-mance history, we have set forth below information for certain similar accounts that are managed by the Funds' respective subadvisers. Each grouping of such accounts is referred to as a "composite." In the case of each account included in a composite, the total management fees and other operating expenses of the Fund (based upon management fee schedules and allocation rules currently in effect) have been substituted for the actual fees and expenses (other than bro-kerage and other transaction expenses) of the account. Also, except as specifi-cally noted below, each composite includes all of the investment company and other accounts of the subadviser that satisfy the following requirements:

 . they have been managed with investment objectives, policies, and strategies substantially similar to those used in managing the Fund, and

 . they are of sufficient size that their performance would be considered rele-vant to the owner of a variable contract investing in that Fund.

Some of the accounts in the composites were not registered investment companies and, therefore, were not subject to federal income tax and other legal require-ments applicable to such companies. Had such accounts been subject to such requirements, their performance could have been adversely affected. The perfor-mance figures in this Appendix do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contacts to be less than that shown below.

The graphs below show how the composite's total return has varied from year to year, while the tables show performance over time (along with a broad-based index for reference). All figures assume dividend reinvestment. Past perfor-mance does not indicate future results.

Large Cap Value CORE SM Composite (Corresponding to Large Cap Value CORE SM
Fund)

The Large Cap Value CORE SM Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 6 accounts with total assets of $668 million.


             Year-by-year total returns -- calendar years



                                    [GRAPH]

                            1995            37.08%
                            1996            26.03%
                            1997            32.21%
                            1998            11.01%
                            1999             7.29%

             Best quarter: up 16.09%, fourth quarter 1998 Worst quarter: down 15.92%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

             Composite Index

          1 year    7.29%  7.35%
          3 years  16.34% 18.83%

          5 years  22.16% 23.07%

             Index:Russell 1000(R) Value Index

Large Cap Aggressive Growth Composite (Corresponding to Large Cap Aggressive Growth Fund)

The Large Cap Aggressive Growth Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a substan-tially similar investment strategy. As of December 31, 1999, the composite included 245 accounts with total assets of $47.8 billion.

             Year-by-year total returns -- calendar years




                                    [GRAPH]

                               1995      38.60%
                               1996      22.37%
                               1997      36.27%
                               1998      50.75%
                               1999      31.92%


             Best quarter: up 30.82%, fourth quarter 1998 Worst quarter: down 11.51%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

             Composite Index


          1 year   31.82% 33.16%
          3 years  39.38% 34.07%

          5 years  35.65% 32.41%

             Index:Russell 1000(R) Growth Index


Large/Mid Cap Value Composite (Corresponding to Large/Mid Cap Value Fund)

The Large/Mid Cap Value Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 3 accounts with total assets of $869 million.

             Year-by-year total returns -- calendar years



                                    [GRAPH]

                               1995*      7.14%
                               1996      15.17%
                               1997      28.29%
                               1998       4.76%
                               1999      10.03%

             * Composite inception October 1, 1995. 1995 total return is not annualized.

             Best quarter: up 19.41%, fourth quarter 1998 Worst quarter: down 11.35%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                           Composite Index

          1 year            10.03%    7.35%
          3 years           13.93%   18.83%

          Since inception   15.20%   20.08%

             Index:Russell 1000(R) Value Index

Small/Mid Cap CORE Composite (Corresponding to Small/Mid Cap CORE Fund)

The Small/Mid Cap CORE Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 4 accounts with total assets of $158 million.

             Year-by-year total returns -- calendar years



                                    [GRAPH]

1996*                   19.55%
1997                    29.42
1998                   (0.52)%
1999                    21.54%

             * Composite inception April 1, 1996. 1996 total return is not annualized.

             Best quarter: up 17.87%, fourth quarter 1999 Worst quarter: down 20.71%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

             Composite Index


          1 year           21.54% 24.15%
          3 years          16.10% 15.72%

          Since inception  18.18% 15.96%

             Index:Russell 2500TM Index


Small/Mid Cap Growth Composite (Corresponding to Small/Mid Cap Growth Fund)

The Small/Mid Cap Growth Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 31 accounts with total assets of $1.9 billion.

             Year-by-year total returns -- calendar years



1995                    30.68%
1996                    19.23%
1997                    26.82%
1998                    13.97%
1999                   (1.65)%


             Best quarter: up 22.51%, fourth quarter 1998 Worst quarter: down 15.81%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -1.65%   55.48%
          3 years   12.44%   22.53%
          5 years   17.24%   23.10%

             Index:Russell 2500 TM Growth Index

Emerging Markets Equity Composite (Corresponding to Emerging Markets Equity
Fund)

The Emerging Markets Equity Composite is an asset-weighted composite of all fully discretionary mutual fund accounts managed using a substantially similar investment strategy (excluding all separately managed accounts and the Emerging Markets Equity Fund). As of December 31, 1999, the composite included 12 accounts with total assets of $5.2 billion.

             Year-by-year total returns -- calendar years



                                    [GRAPH]

1995       20.48%
1996       12.77%
1997       11.85%
1998       (0.17)%
1999        4.13%


             Best quarter: up 51.98%, fourth quarter 1999 Worst quarter: down 23.57%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    102.74%  66.41%
          3 years    14.40%   3.18%
          5 years     7.71%   2.00%

             Index:MSCI Emerging Markets Free Index

High Yield Bond Composite (Corresponding to High Yield Bond Fund)

The High Yield Bond Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 13 accounts with total assets of $850 million.

             Year-by-year total returns -- calendar years



             Best quarter: up 6.18%, second quarter 1995 Worst quarter: down 7.91%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     4.13%   2.39%
          3 years    5.15%   5.56%
          5 years    9.58%   9.31%

             Index:Lehman Brothers High Yield Bond Index.

APPENDIX B

Capital Guardian Trust Company uses a multiple portfolio manager system in which each Fund it subadvises is divided into segments that are managed by individual portfolio managers and/or research analysts. This multiple manager approach seeks to deliver the best ideas of individual portfolio managers and analysts within each Fund. Each portfolio manager and research analyst decides how their respective segment will be invested within the limits provided by the Fund's goal and strategy and investment policies. Capital Guardian's Investment Committee determines the specific allocation to individual portfolio managers and the research analyst team. Set forth below are details regarding the multi-ple portfolio managers of Capital Guardian who are involved in the management of the Funds indicated:

SMALL CAP EQUITY FUND

Michael R. Ericksen                Karen A. Miller
Senior Vice President of           Senior Vice President of subadviser
subadviser                         Joined subadviser in 1990
Joined subadviser in 1987          Began career in 1989
Began career in 1981


                                   Lawrence R. Solomon
James S. Kang                      Senior Vice President of subadviser
Senior Vice President of           Joined subadviser in 1985
subadviser                         Began career in 1984
Joined subadviser in 1988
Began career in 1987

Robert G. Kirby
Chairman Emeritus of subadviser
Joined subadviser in 1966
Began career in 1953

GLOBAL BALANCED FUND

Global Equity Investments:

Michael R. Ericksen                Robert Ronus
Senior Vice President of           President of subadviser
subadviser                         Joined subadviser in 1972
Joined subadviser in 1987          Began career in 1969
Began career in 1981


                                   Lionel M. Sauvage
David I. Fisher                    Senior Vice President of
Chairman of subadviser             subadviser
Joined subadviser in 1969          Joined subadviser in 1987
Began career in 1966               Began career in 1987


Richard N. Havas                   Nilly Sikorsky
Senior Vice President of           President of subadviser
subadviser                         Joined subadviser in 1962
Joined subadviser in 1986          Began career in 1963
Began career in 1982


                                   Rudolf M. Staehelin
Nancy I. Kyle                      Senior Vice President of
Senior Vice President of           subadviser
subadviser                         Joined subadviser in 1981
Joined subadviser in 1991          Began career in 1978
Began career in 1974


                                   Eugene P. Stein
Christopher A. Reed                Executive Vice President of
Vice President of subadviser       subadviser
Joined subadviser in 1994          Joined subadviser in 1973
Began career in 1994               Began career in 1972

Global Fixed Income Investments:

Mark A. Brett                      James R. Mulally
Senior Vice President of           Senior Vice President of
subadviser                         subadviser
Joined subadviser in 1993          Joined subadviser in 1980
Began career in 1980               Began career in 1977


Laurentius Harrer                  John W. Ressner
Vice President of subadviser       Executive Vice President of subadviser
Joined subadviser in 1993          Joined subadviser in 1988
Began career in 1988               Began career in 1988

GLOBAL BOND FUND

Mark A. Brett                      James R. Mulally
Senior Vice President of           Senior Vice President of
subadviser                         subadviser
Joined subadviser in 1993          Joined subadviser in 1980
Began career in 1980

                                   Began career in 1977

Laurentius Harrer                  John W. Ressner
Vice President                     Executive Vice President of
Joined subadviser in 1993          subadviser
Began career in 1988               Joined subadviser in 1988
                                   Began career in 1988

For more information

 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             or to make share-
                            Trust I:                    holder inquiries,
                                                        please contact:

                            Annual/Semiannual
                            Report to shareholders      By mail:

                            Includes financial          John Hancock Variable
                            statements, a dis-          Series Trust I
                            cussion of the mar-         John Hancock Place
                            ket conditions and          Boston, MA 02117
                            investment strate-
                            gies that signifi-
                            cantly affected per-
                            formance, and the
                            auditors' report (in        By phone: 1-800-732-
                            the annual report           5543
                            only).

                            Statement of                Or you may view or
                            Additional                  obtain these docu-
                            Information (SAI)           ments from the SEC:

                            The SAI contains            In person: at the
                            more detailed infor-        SEC's Public Refer-
                            mation on all               ence Room in Wash-
                            aspects of the              ington, DC
                            funds.
                                                        By phone: 1-202-942-
                                                        8090

 John Hancock
 Variable                   A current SAI has           By mail: Office of
 Series Trust I             been filed with the         Public Reference Secu-
 John Hancock               Securities and              rities and Exchange
 Place                      Exchange Commission         Commission 450 5th
 Boston, Massachu-          and is incorporated         Street, N.W., Room 1300
 setts 02117                by reference into           Washington, DC
                            (i.e., is legally a         20549-0102
                            part of) this pro-          (duplicating fee
                            spectus.                    required)

                                                        By e-mail:
                                                        publicinfo@SEC.gov

                                                        On the Internet:
                                                        www.sec.gov

                                                        SEC File Number:
                                                        811-4490

VSTPRO-5 Supp

SUPPLEMENT DATED JANUARY 1, 2001
TO
PROSPECTUS DATED NOVEMBER 1, 2000


This supplement replaces the pages in the prospectus for the John Hancock Vari-able Series Trust I that describe the "American Leaders Large Cap Value," "Mid Cap Value," "Small/Mid Cap Value" and "Core Bond" Funds:

 . The pages in the prospectus that describe the subadviser, Goal and Strategy of the "American Leaders Large Cap Value" Fund are deleted and should be disregarded. In addition, references to "American Leaders Large Cap Value Fund" should be disregarded wherever else shown in the prospectus.

 . The pages in the prospectus that describe the subadviser, Goal and Strategy of the "Mid Cap Value" Fund are deleted and should be disregarded. In addi-tion, references to "Mid Cap Value Fund" should be disregarded wherever else shown in the prospectus.

 . The "Small/Mid Cap Value" Fund has been renamed the "Small Cap Value" Fund.
   Pages 2 and 3 describe the current subadviser and the current Goal and Strategy. Under the current Goal and Strategy, the Fund is categorized as a Small Cap Fund, as described in the prospectus section entitled "Your Investment Choices." In addition, all information in Appendix A to the pro-spectus concerning the "Premier Value Composite" should be disregarded and "Small Cap Value Fund" replaces "Small/Mid Cap Value Fund" wherever else shown in the prospectus.

 . The pages in the prospectus that describe the subadviser, Goal and Strategy of the "Core Bond" Fund are deleted and should be disregarded. In addition, references to "Core Bond Fund" should be disregarded wherever else shown in the prospectus.

                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Small Cap Value Fund
(Formerly Small/Mid Cap Value Fund)

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The manager employs a value approach in selecting stocks using proprietary fun-damental equity research. The manager generally looks for companies with:

 . Low price/earnings, price/book or price/cash flow ratios relative to small cap stocks, the company's peers, or its own historical norm.

 . Low stock price relative to a company's underlying asset values.

 . A sound balance sheet and other positive financial characteristics.

 . Catalysts with the potential for value realization such as beneficial manage-ment change, restructuring, or industry consolidation.

The Fund's sector exposures are a result of stock selection as opposed to pre-determined allocations. The Fund normally invests in 75 to 135 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 10% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs) and other U.S. dol-lar-denominated and U.S. traded securities of foreign companies and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billion
in assets at the end of 1999

FUND MANAGERS
Management by Investment
Advisory Committee

Preston G. Athey, CFA, CIC
-----------------
Managing Director of subadviser
Joined subadviser in 1978

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS
Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach car-ries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                       --
 Net realized and unrealized gain (loss) on investments*           0.49
 Total from investment operations                                  0.49
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.36)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.36)
Net asset value, end of period                                   $10.13
Total investment return                                            5.08%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $  550
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)   (0.12)%
Turnover rate (%)                                                 51.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61% for the year ended Decem-ber 31.

SUPPLEMENT DATED JANUARY 1, 2001
TO
PROSPECTUS DATED NOVEMBER 1, 2000


This supplement replaces the pages in the prospectus for the John Hancock Vari-able Series Trust I that describe the "American Leaders Large Cap Value," "Mid Cap Value" and "Core Bond" Funds:

 . The pages in the prospectus that describe the subadviser, Goal and Strategy of the "American Leaders Large Cap Value Fund" are deleted and should be disregarded. In addition, references to "American Leaders Large Cap Value Fund" should be disregarded wherever else shown in the prospectus.

 . The pages in the prospectus that describe the subadviser, Goal and Strategy of the "Mid Cap Value Fund" are deleted and should be disregarded. In addi-tion, references to "Mid Cap Value Fund" should be disregarded wherever else shown in the prospectus.

 . The pages in the prospectus that describe the subadviser, Goal and Strategy of the "Core Bond Fund" are deleted and should be disregarded. In addition, references to "Core Bond Fund" should be disregarded wherever else shown in the prospectus.
                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

SUPPLEMENT DATED JANUARY 1, 2001
TO
PROSPECTUS DATED NOVEMBER 1, 2000


This supplement replaces the pages in the prospectus for the John Hancock Vari-able Series Trust I that describe the "Mid Cap Value" Fund.

The pages in the prospectus that describe the subadviser, Goal and Strategy of the "Mid Cap Value" Fund are deleted and should be disregarded. In addition, references to "Mid Cap Value Fund" should be disregarded wherever else shown in the prospectus.






                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

SUPPLEMENT DATED JANUARY 1, 2001
TO
PROSPECTUS DATED NOVEMBER 1, 2000


This supplement replaces the pages in the prospectus for the John Hancock Vari-able Series Trust I that describe the "American Leaders Large Cap Value," "Small/Mid Cap Value" and "Core Bond" Funds:

 . The pages in the prospectus that describe the subadviser, Goal and Strategy of the "American Leaders Large Cap Value" Fund are deleted and should be disregarded. In addition, references to "American Leaders Large Cap Value Fund" should be disregarded wherever else shown in the prospectus.

 . The "Small/Mid Cap Value" Fund has been renamed the "Small Cap Value" Fund.
   Pages 2 and 3 describe the current subadviser and the current Goal and Strategy. Under the current Goal and Strategy, the Fund is categorized as a Small Cap Fund, as described in the prospectus section entitled "Your Investment Choices." In addition, all information in Appendix A to the pro-spectus concerning the "Premier Value Composite" should be disregarded and "Small Cap Value Fund" replaces "Small/Mid Cap Value Fund" wherever else shown in the prospectus.

 . The pages in the prospectus that describe the subadviser, Goal and Strategy of the "Core Bond" Fund are deleted and should be disregarded. In addition, references to "Core Bond Fund" should be disregarded wherever else shown in the prospectus.


                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Small Cap Value Fund
(Formerly Small/Mid Cap Value Fund)

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The manager employs a value approach in selecting stocks using proprietary fun-damental equity research. The manager generally looks for companies with:

 . Low price/earnings, price/book or price/cash flow ratios relative to small cap stocks, the company's peers, or its own historical norm.

 . Low stock price relative to a company's underlying asset values.

 . A sound balance sheet and other positive financial characteristics.

 . Catalysts with the potential for value realization such as beneficial manage-ment change, restructuring, or industry consolidation.

The Fund's sector exposures are a result of stock selection as opposed to pre-determined allocations. The Fund normally invests in 75 to 135 stocks, with at least 65% (usually higher) of its assets in small cap companies. The Fund nor-mally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs) and other U.S. dol-lar-denominated and U.S. traded securities of foreign companies and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billion
in assets at the end of 1999

FUND MANAGERS
Management by Investment
Advisory Committee

Preston G. Athey, CFA, CIC
-----------------
Managing Director of subadviser
Joined subadviser in 1978

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.
2

MAIN RISKS
Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach car-ries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                       --
 Net realized and unrealized gain (loss) on investments*           0.49
 Total from investment operations                                  0.49
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.36)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.36)
Net asset value, end of period                                   $10.13
Total investment return                                            5.08%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $  550
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)   (0.12)%
Turnover rate (%)                                                 51.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61% for the year ended Decem-ber 31.

                                                                               3